Inventory	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventory	15. Inventory

	2024	2025

Goods	16,194	127,694
Less: allowance for impairment losses	(30)	(3,172)

Total inventory	16,164	124,522